OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000      Houston, Texas 77046

(Address of principal executive offices)          (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/15

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	IBRR-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.50%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–60.68%
Invesco Balanced-Risk Allocation Fund-Class R6	60.68%	$ 28,271,689	$2,631,891	$ (9,031,647)	$ (925,150)	$ 91,268	$—	1,888,515	$ 21,038,051

Money Market Funds–39.82%
Liquid Assets Portfolio-Institutional Class, 0.16%(b)	19.91%	9,405,316	7,053,903	(9,553,992)	—	—	5,588	6,905,227	6,905,227

Premier Portfolio-Institutional Class, 0.10%(b)	19.91%	9,405,317	7,053,904	(9,553,993)	—	—	3,052	6,905,228	6,905,228

Total Money Market Funds		18,810,633	14,107,807	(19,107,985)	—	—	8,640	13,810,455	13,810,455

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $34,229,106)	100.50%	$ 47,082,322	$16,739,698	$ (28,139,632)	$ (925,150)	$ 91,268	$8,640		$ 34,848,506

OTHER ASSETS LESS LIABILITIES	(0.50)%								(174,075)

NET ASSETS	100.00%								$ 34,674,431

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.53%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–80.23%
Invesco Balanced-Risk Allocation Fund-Class R6	80.23%	$ 102,084,679	$5,794,549	$(21,980,901)	$ (2,585,602)	$(891,877)	$—	7,398,640	$ 82,420,848

Money Market Funds–20.30%
Liquid Assets Portfolio-Institutional Class, 0.16%(b)	10.15%	11,118,164	17,252,584	(17,944,222)	—	—	7,860	10,426,526	10,426,526

Premier Portfolio-Institutional Class, 0.10%(b)	10.15%	11,118,163	17,252,585	(17,944,223)	—	—	4,337	10,426,525	10,426,525

Total Money Market Funds		22,236,327	34,505,169	(35,888,445)	—	—	12,197	20,853,051	20,853,051

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $104,238,374)	100.53%	$ 124,321,006	$40,299,718	$(57,869,346)	$ (2,585,602)	$(891,877)	$12,197		$ 103,273,899

OTHER ASSETS LESS LIABILITIES	(0.53)%								(544,228)

NET ASSETS	100.00%								$ 102,729,671

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–100.50%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–100.14%
Invesco Balanced-Risk Allocation Fund-Class R6	85.28%	$ 110,854,332	$ 9,857,926	$ (24,121,758)	$ (3,161,256)	$(944,739)	$—	8,302,021	$92,484,505

Invesco Balanced-Risk Aggressive Allocation Fund	14.86%	23,529,861	1,499,450	(7,931,175)	(685,637)	(296,235)	—	1,852,444	16,116,264

Total Asset Allocation Funds		134,384,193	11,357,376	(32,052,933)	(3,846,893)	(1,240,974)	—	10,154,465	108,600,769

Money Market Funds–0.36%
Liquid Assets Portfolio-Institutional Class, 0.16%(b)	0.18%	492,685	9,753,849	(10,048,723)	—	—	224	197,811	197,811

Premier Portfolio-Institutional Class, 0.10%(b)	0.18%	492,684	9,753,848	(10,048,722)	—	—	116	197,810	197,810

Total Money Market Funds		985,369	19,507,697	(20,097,445)	—	—	340	395,621	395,621

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $113,819,167)	100.50%	$ 135,369,562	$30,865,073	$ (52,150,378)	$ (3,846,893)	$(1,240,974)	$340		$ 108,996,390

OTHER ASSETS LESS LIABILITIES	(0.50)%								(540,112)

NET ASSETS	100.00%								$ 108,456,278

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2015

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.55%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–100.17%
Invesco Balanced-Risk Allocation Fund-Class R6	51.57%	$ 41,547,718	$ 8,335,843	$ (10,141,267)	$ (1,446,147)	$(348,732)	$—	3,406,410	$ 37,947,415

Invesco Balanced-Risk Aggressive Allocation Fund	48.60%	43,773,366	6,996,772	(12,571,134)	(2,070,671)	(359,631)	—	4,111,345	35,768,702

Total Asset Allocation Funds		85,321,084	15,332,615	(22,712,401)	(3,516,818)	(708,363)	—	7,517,755	73,716,117

Money Market Funds–0.38%
Liquid Assets Portfolio-Institutional Class, 0.16%(b)	0.19%	273,954	10,697,543	(10,833,511)	—	—	155	137,986	137,986

Premier Portfolio-Institutional Class, 0.10%(b)	0.19%	273,954	10,697,542	(10,833,511)	—	—	81	137,985	137,985

Total Money Market Funds		547,908	21,395,085	(21,667,022)	—	—	236	275,971	275,971

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $81,691,295)	100.55%	$ 85,868,992	$ 36,727,700	$ (44,379,423)	$ (3,516,818)	$(708,363)	$236		$ 73,992,088

OTHER ASSETS LESS LIABILITIES	(0.55)%								(406,253)

NET ASSETS	100.00%								$ 73,585,835

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.80%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–99.66%
Invesco Balanced-Risk Allocation Fund-Class R6	18.18%	$ 7,466,097	$ 1,460,645	$ (2,451,195)	$ (146,676)	$(111,901)	$—	558,076	$ 6,216,970

Invesco Balanced-Risk Aggressive Allocation Fund	81.48%	40,474,603	2,932,896	(13,979,747)	(976,946)	(593,990)	—	3,201,933	27,856,816

Total Asset Allocation Funds		47,940,700	4,393,541	(16,430,942)	(1,123,622)	(705,891)	—	3,760,009	34,073,786

Money Market Funds–1.14%
Liquid Assets Portfolio-Institutional Class, 0.16%(b)	0.57%	256,012	4,110,643	(4,171,898)	—	—	77	194,757	194,757

Premier Portfolio-Institutional Class, 0.10%(b)	0.57%	256,012	4,110,644	(4,171,898)	—	—	42	194,758	194,758

Total Money Market Funds		512,024	8,221,287	(8,343,796)	—	—	119	389,515	389,515

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $38,418,223)	100.80%	$ 48,452,724	$ 12,614,828	$ (24,774,738)	$ (1,123,622)	$(705,891)	$119		$ 34,463,301

OTHER ASSETS LESS LIABILITIES	(0.80)%								(272,815)

NET ASSETS	100.00%								$ 34,190,486

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Balanced-Risk Retirement Funds

  NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended		At September 30, 2015
	September 30, 2015*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$2,631,891	$9,031,647	$34,270,725	$ 577,781	$—	$577,781
Invesco Balanced-Risk Retirement 2020 Fund	5,794,549	21,980,901	104,667,708	—	(1,393,809)	(1,393,809)
Invesco Balanced-Risk Retirement 2030 Fund	11,357,376	32,052,933	114,177,281	—	(5,180,891)	(5,180,891)
Invesco Balanced-Risk Retirement 2040 Fund	15,332,615	22,712,401	81,890,261	—	(7,898,173)	(7,898,173)
Invesco Balanced-Risk Retirement 2050 Fund	4,393,541	16,430,942	38,564,737	—	(4,101,436)	(4,101,436)

*	Excludes money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Alternative Strategies Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	ALST-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–96.94%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	09/30/15	12/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/15	09/30/15

Alternative Funds–3.93%
Powershares DB Base Metals Fund ETF(b)	2.22%	$12,648	$10,905	$(3,682)	$(2,470)	$(369)	$—	1,339	$17,032

Powershares DB Silver Fund ETF(b)	1.71%	9,375	7,452	(2,743)	(753)	(222)	—	568	13,109

Total Alternative Funds		22,023	18,357	(6,425)	(3,223)	(591)	—	1,907	30,141

Asset Allocation Funds–30.01%
Invesco Balanced-Risk Allocation Fund	14.22%	72,352	72,276	(30,349)	(3,096)	(2,195)	—	9,783	108,988

Invesco Balanced-Risk Commodity Strategy Fund(b)	2.13%	12,175	9,372	(3,582)	(1,305)	(322)	—	2,487	16,338

Invesco Global Markets Strategy Fund	13.66%	76,889	67,450	(34,806)	(4,405)	(471)	—	10,879	104,657

Total Asset Allocation Funds		161,416	149,098	(68,737)	(8,806)	(2,988)	—	23,149	229,983

Domestic Equity Funds–21.92%
Invesco All Cap Market Neutral Fund(b)	18.24%	94,560	73,793	(39,473)	12,105	(1,164)	—	12,033	139,821

Invesco Long/Short Equity Fund	3.68%	20,465	15,495	(7,278)	(471)	(35)	—	2,578	28,176

Total Domestic Equity Funds		115,025	89,288	(46,751)	11,634	(1,199)	—	14,611	167,997

Fixed-Income Funds–1.78%
Invesco Floating Rate Fund	1.78%	9,393	7,079	(2,341)	(471)	(43)	372	1,835	13,617

Foreign Equity Funds–33.07%
Invesco Global Infrastructure Fund	3.50%	18,503	17,625	(5,875)	(3,238)	(235)	264	2,976	26,780

Invesco Global Market Neutral Fund	18.34%	89,189	82,014	(33,492)	3,512	(650)	—	13,622	140,573

Invesco Macro Long/Short Fund	11.23%	74,542	49,493	(33,215)	(3,385)	(1,378)	—	9,194	86,057

Total Foreign Equity Funds		182,234	149,132	(72,582)	(3,111)	(2,263)	264	25,792	253,410

Real Estate Funds–3.65%
Invesco Global Real Estate Fund	3.65%	19,969	15,199	(5,756)	(1,384)	(62)	289	2,281	27,966

Money Market Funds–2.58%
Liquid Assets Portfolio – Institutional Class, 0.16%(c)	1.29%	18,709	194,701	(203,525)	—	—	5	9,885	9,885

Premier Portfolio – Institutional Class, 0.10%(c)	1.29%	18,709	194,701	(203,525)	—	—	3	9,885	9,885

Total Money Market Funds		37,418	389,402	(407,050)	—	—	8	19,770	19,770

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $755,542)	96.94%	$547,478	$817,555	$(609,642)	$(5,361)	$(7,146)	$933		$742,884

OTHER ASSETS LESS LIABILITIES	3.06%								23,425

NET ASSETS	100.00%								$766,309

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Alternative Strategies Fund

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity

Invesco Alternative Strategies Fund

NOTE 2 -- Additional Valuation Information – (continued)

associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $428,153 and $202,592, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 13,429
Aggregate unrealized (depreciation) of investment securities	(26,735)
Net unrealized appreciation (depreciation) of investment securities	$ (13,306)
Cost of investments for tax purposes is $756,190.

Invesco Alternative Strategies Fund

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	MS-CSEC-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–77.65%

Air Freight & Logistics–0.46%

Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/20	$11,000,000	$ 9,879,375

Aluminum–0.70%

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	14,245,000	15,046,281

Apparel, Accessories & Luxury Goods–0.22%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	5,000,000	4,725,000

Application Software–4.63%

Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	9,500,000	10,111,563
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	20,865,000	22,103,859
Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(b)	3,950,000	4,999,219
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	29,330,000	36,002,575
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/19	13,140,000	13,320,675
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/18	11,500,000	12,448,750
		98,986,641

Automobile Manufacturers–1.13%

Tesla Motors, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	10,129,000	9,825,130
1.25%, 03/01/21	15,260,000	14,439,775
		24,264,905

Biotechnology–5.62%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	12,517,000	16,232,985
1.50%, 10/15/20	14,497,000	19,552,829
Cepheid, Sr. Unsec. Conv. Bonds, 1.25%, 02/01/21	20,500,000	20,884,375
Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/21	6,587,000	7,496,829
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	4,000,000	4,847,500

	Principal
	Amount	Value

Biotechnology–(continued)

Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	$4,882,000	$ 20,937,702
Incyte Corp. Ltd., Sr. Unsec. Conv. Bonds, 0.38%, 11/15/18	1,775,000	3,834,000
1.25%, 11/15/20	1,775,000	3,861,734
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.25%, 06/15/22(c)	10,000,000	8,937,500
Isis Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 1.00%, 11/15/21(c)	15,000,000	13,687,500
		120,272,954

Broadcasting–0.97%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	21,825,000	20,747,391

Catalog Retail–0.54%

Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.00%, 10/05/16(b)(c)	12,835,000	11,551,500

Communications Equipment–3.86%

Brocade Communications Systems, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.38%, 01/01/20(c)	20,500,000	20,128,438
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/18(c)	7,000,000	8,789,375
InterDigital, Inc., Sr. Unsec. Conv. Notes, 1.50%, 03/01/20(c)	3,500,000	3,377,500
Palo Alto Networks, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 07/01/19(d)	24,695,000	40,314,587
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(b)	10,730,000	10,066,081
		82,675,981

Construction & Engineering–0.28%

Dycom Industries, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/15/21(c)	6,000,000	6,008,880

Construction Machinery & Heavy Trucks–0.41%

Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(b)	6,414,000	8,731,057

Construction Materials–0.92%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/20	10,000,000	9,125,000
Unsec. Sub. Conv. Notes, 3.72%, 03/15/20(c)	11,500,000	10,486,562
		19,611,562

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal
	Amount	Value

Consumer Finance–0.69%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/20	$14,060,000	$ 14,745,425

Data Processing & Outsourced Services–1.95%

Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/20	15,897,000	14,804,081
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 1.50%, 10/01/20(b)(c)	21,900,000	26,868,563
		41,672,644

Diversified REIT’s–0.42%

Spirit Realty Capital Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/15/21	9,865,000	9,020,359

Electric Utilities–1.44%

Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/17	303,101	13,230,358
NextEra Energy, Inc., Conv. Investment Units, 5.80%, 09/01/16	330,100	17,564,621
		30,794,979

Electrical Components & Equipment–0.35%

SolarCity Corp., Sr. Unsec. Conv. Notes, 1.63%, 11/01/19(c)	9,500,000	7,451,563

Electronic Components–0.14%

InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/18	3,295,000	2,975,797

Gold–0.36%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	7,926,000	7,678,313

Health Care Equipment–4.00%

HeartWare International, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/21(c)	11,500,000	10,263,750
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(e)	6,500,000	11,110,937
Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(b)(e)	6,400,000	8,648,000
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/19	11,133,000	10,298,025
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	8,500,000	10,757,813
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	6,300,000	12,773,250
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	22,800,000	21,802,500
		85,654,275

	Principal
	Amount	Value

Health Care Facilities–1.83%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	$17,750,000	$ 18,937,031
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(b)	17,868,000	20,280,180
		39,217,211

Health Care Supplies–0.35%

Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/21(b)	9,773,000	7,415,264

Health Care Technology–1.11%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/20	15,580,000	15,443,675
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18	7,837,000	8,302,322
		23,745,997

Home Entertainment Software–0.83%

Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	6,175,000	13,118,016
Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	3,200,000	4,558,000
		17,676,016

Homebuilding–0.52%

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(b)	10,862,000	11,215,015

Homefurnishing Retail–0.73%

Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(c)(d)	15,755,000	15,695,919

Housewares & Specialties–1.44%

Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.13%, 03/15/24(b)	4,000,000	4,595,000
1.88%, 09/15/18	16,300,000	26,202,250
		30,797,250

Independent Power Producers & Energy Traders–0.28%

NRG Yield, Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 06/01/20(c)	7,000,000	6,050,625

Industrial Machinery–1.04%

Stanley Black & Decker, Inc., Conv. Investment Units, 6.25%, 11/17/16	201,433	22,157,630

Infrastructure–0.80%

Macquarie Infrastructure Co. LLC, Sr. Unsec. Conv. Notes, 2.88%, 07/15/19	15,055,000	17,162,700

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal
	Amount	Value

Internet Retail–1.28%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.00%, 07/01/18(b)(c)	$6,500,000	$ 5,906,875
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/20	18,300,000	21,582,562
		27,489,437

Internet Software & Services–5.62%

Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/19(d)	16,130,000	16,926,499
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/18	15,206,000	15,272,526
HomeAway, Inc., Sr. Unsec. Conv. Bonds, 0.13%, 04/01/19	14,200,000	13,170,500
LinkedIn Corp., Sr. Unsec. Conv. Notes, 0.50%, 11/01/19(c)	20,775,000	20,489,448
Twitter, Inc., Sr. Unsec. Conv. Notes, 1.00%, 09/15/21(c)	22,305,000	19,112,597
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	9,095,000	8,572,038
WebMD Health Corp., Unsec. Conv. Bonds, 1.50%, 12/01/20	5,000,000	5,137,500
Yahoo! Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/18(d)	22,230,000	21,618,675
		120,299,783

Investment Banking & Brokerage–0.93%

Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/19	11,300,000	11,893,250
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18	10,081,000	7,963,990
		19,857,240

Life Sciences Tools & Services–1.74%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/21(b)	10,000,000	7,337,500
Illumina, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 06/15/19(d)	9,120,000	10,049,100
0.50%, 06/15/21	17,080,000	19,930,225
		37,316,825

Managed Health Care–0.99%

Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/18(b)	16,300,000	21,200,187

Mortgage REIT’s–1.90%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	8,711,000	9,151,994

Colony Capital, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	16,567,000	15,914,675

	Principal
	Amount	Value

Mortgage REIT’s–(continued)

iStar Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(c)	$9,770,000	$ 9,690,619
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/18	5,800,000	5,930,500
		40,687,788

Movies & Entertainment–0.93%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	19,081,000	19,975,422

Multi-Utilities–1.35%

Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/17(f)	332,932	16,516,757
Series B, Jr. Unsec. Sub. Conv. Investment Units, 6.00%, 07/01/16	219,700	12,298,806
		28,815,563

Office REIT’s–0.77%

SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	11,958,000	16,449,724

Oil & Gas Exploration & Production–1.44%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/24	22,000,000	13,942,500
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/20(c)	20,500,000	16,797,187
		30,739,687

Oil & Gas Storage & Transportation–0.75%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/45	7,000,000	4,388,125
Scorpio Tankers Inc. (Monaco), Sr. Unsec. Conv. Notes, 2.38%, 07/01/19(c)	11,649,000	11,641,719
		16,029,844

Packaged Foods & Meats–1.14%

Tyson Foods, Inc., Sr. Unsec. Conv. Amortizing Notes, 4.75%, 07/15/17	474,757	24,336,044

Pharmaceuticals–3.48%

Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 03/15/22(c)	17,000,000	16,511,250
Impax Laboratories, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/15/22(c)	10,000,000	9,075,000

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/21	$24,720,000	$ 25,245,300
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.50%, 01/15/22(c)	16,000,000	20,900,000
Pernix Therapeutics Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 04/01/21(c)	4,000,000	2,805,000
		74,536,550

Research & Consulting Services–0.35%

Huron Consulting Group Inc., Sr. Unsec. Conv. Notes, 1.25%, 10/01/19	7,150,000	7,458,344

Semiconductor Equipment–0.92%

Lam Research Corp., Series A, Sr. Unsec. Conv. Notes, 0.50%, 05/15/16	9,200,000	10,447,750
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/19	4,400,000	4,834,500
SunEdison, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/22(c)	1,000,000	574,375
3.38%, 06/01/25(c)	7,350,000	3,771,469
		19,628,094

Semiconductors–5.61%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 3.25%, 08/01/39	9,440,000	14,260,347
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	22,482,000	21,624,874
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(b)	28,500,000	24,100,312
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	11,352,000	14,991,735
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Notes, 1.00%, 12/01/19(c)	25,700,000	28,510,937
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(c)	8,400,000	7,859,250
Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(b)	3,720,000	4,173,375
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/21	5,300,000	4,461,938
		119,982,768

Specialty Chemicals–0.50%

RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	9,526,000	10,663,166

	Principal
	Amount	Value

Specialty Stores–0.26%

GNC Holdings, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 08/15/20(c)	$6,000,000	$ 5,565,000

Steel–0.33%

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	7,000,000	6,969,375

Systems Software–4.63%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(b)(c)	13,100,000	11,880,062
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(b)(c)	9,400,000	8,360,125
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	14,510,000	14,664,169
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 12/15/18	10,405,000	17,057,697
Sr. Unsec. Conv. Notes, 0.75%, 06/15/20(c)	6,000,000	6,303,750
Red Hat, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/19(c)	16,075,000	19,350,281
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/18(d)	19,062,000	21,551,974
		99,168,058

Technology Hardware, Storage & Peripherals–1.83%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/19	18,900,000	19,372,500
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	20,362,000	19,814,771
		39,187,271

Thrifts & Mortgage Finance–1.45%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	8,000,000	11,520,000
5.00%, 05/01/17	12,864,000	13,748,400
Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	8,000,000	5,850,000
		31,118,400

Tobacco–0.93%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/20	17,685,000	19,829,306

Trading Companies & Distributors–0.50%

Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	8,379,000	10,588,961
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,623,436,245)		1,661,521,346

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Preferred Stocks–14.92%

Asset Management & Custody Banks–0.83%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	315,200	$ 17,769,400

Automobile Manufacturers–0.99%

Fiat Chrysler Automobiles N.V. (United Kingdom), $7.88 Unsec. Sub. Conv. Euro Pfd.	17,780,000	21,135,975

Diversified Banks–2.60%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,000	23,694,000
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	27,300	31,886,400
		55,580,400

Gas Utilities–0.20%

Laclede Group, Inc. (The), $3.38 Jr. Unsec. Sub. Conv. Pfd.	82,500	4,351,050

Health Care Facilities–1.02%

Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	148,596	21,812,407

Independent Power Producers & Energy Traders–0.36%

Dynegy Inc., Series A, $5.38 Conv. Pfd.	98,828	7,720,443

Integrated Telecommunication Services–1.03%

Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	236,100	21,992,715

Managed Health Care–0.95%

Anthem Inc., $2.63 Conv. Pfd.	420,000	20,302,800

Oil & Gas Exploration & Production–0.61%

Southwestern Energy Co., Series B, $3.13 Conv Pfd.	420,500	13,069,140

Pharmaceuticals–1.49%

Allergan PLC, Series A, $55.00 Conv. Pfd.	33,800	31,888,948

Regional Banks–0.63%

KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,340,000
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	8,173	11,081,566
		13,421,566

Reinsurance–0.36%

Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	155,348	7,818,665

Specialized REIT’s–2.58%

American Tower Corp., Series A, $5.25 Conv. Pfd.	154,300	14,848,289
$5.50 Conv. Pfd.	130,744	12,924,045
Crown Castle International Corp., Series A, $4.5 Conv. Pfd.	269,770	27,478,772
		55,251,106

	Shares	Value

Wireless Telecommunication Services–1.27%

T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	393,400	$ 27,168,204
Total Preferred Stocks (Cost $316,726,772)		319,282,819

Money Market Funds–5.02%

Liquid Assets Portfolio –Institutional Class, 0.16% (g)	53,732,459	53,732,459
Premier Portfolio –Institutional Class, 0.10% (g)	53,732,459	53,732,459
Total Money Market Funds (Cost $107,464,918)		107,464,918
TOTAL INVESTMENTS–97.59% (Cost $2,047,627,935)		2,088,269,083
OTHER ASSETS LESS LIABILITIES–2.41%		51,461,582
NET ASSETS–100.00%		$ 2,139,730,665

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $434,279,717, which represented 20.30% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$372,409,746	$54,337,991	$—	$426,747,737
Corporate Debt Securities	106,104,216	1,555,417,130	—	1,661,521,346
Total Investments	$478,513,962	$1,609,755,121	$—	$2,088,269,083

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $740,109,263 and $860,755,790, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$132,313,642
Aggregate unrealized (depreciation) of investment securities	(110,176,947)
Net unrealized appreciation of investment securities	$22,136,695
Cost of investments for tax purposes is $2,066,132,388.

Invesco Convertible Securities Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	AAS-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.09%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–13.13%
Invesco Balanced-Risk Allocation Fund	6.00%	$22,066,459	$438,980	$(467,996)	$(934,641)	$(16,169)	$—	1,892,875	$21,086,633

Invesco Balanced-Risk Commodity Strategy Fund(b)	3.94%	14,124,713	2,790,934	(1,224,309)	(1,561,105)	(252,669)	—	2,112,262	13,877,564

Invesco Global Markets Strategy Fund	3.19%	11,849,390	1,293,268	(1,270,535)	(629,747)	(18,829)	—	1,166,689	11,223,547

Total Asset Allocation Funds		48,040,562	4,523,182	(2,962,840)	(3,125,493)	(287,667)	—	5,171,826	46,187,744

Domestic Equity Funds–18.74%
Invesco American Franchise Fund(b)	1.93%	7,211,352	663,812	(827,334)	(312,135)	54,624	—	420,974	6,790,319

Invesco Charter Fund	2.89%	10,881,479	984,125	(795,858)	(877,539)	(12,797)	—	511,271	10,179,410

Invesco Comstock Fund	1.93%	7,381,114	945,795	(734,964)	(926,848)	137,662	93,211	300,210	6,802,759

Invesco Diversified Dividend Fund	3.91%	14,457,406	848,156	(1,347,496)	(426,273)	212,673	196,024	764,856	13,744,466

Invesco Endeavor Fund(b)	2.03%	7,611,283	703,494	(599,414)	(565,790)	(21,139)	—	360,386	7,128,434

Invesco Growth and Income Fund	2.54%	9,775,188	1,044,160	(1,114,015)	(798,607)	35,757	113,583	367,550	8,942,483

Invesco Small Cap Equity Fund(b)	1.67%	6,563,433	650,152	(899,159)	(444,717)	(12,371)	—	391,011	5,857,338

PowerShares Russell Top 200 Pure Growth Portfolio - ETF(c)	1.84%	6,852,216	689,436	(960,673)	(390,184)	274,145	61,846	203,300	6,464,940

Total Domestic Equity Funds		70,733,471	6,529,130	(7,278,913)	(4,742,093)	668,554	464,664	3,319,558	65,910,149

Fixed-Income Funds–54.84%
Invesco Core Plus Bond Fund	24.72%	90,222,076	4,885,720	(6,182,884)	(1,795,650)	(211,741)	2,597,107	8,192,038	86,917,521

Invesco Emerging Market Local Currency Debt Fund	3.17%	11,336,650	2,291,149	(325,199)	(2,106,685)	(41,615)	469,487	1,710,782	11,154,300

Invesco Floating Rate Fund	5.42%	19,773,285	1,185,332	(1,144,778)	(733,993)	(37,030)	750,741	2,566,417	19,042,816

Invesco High Yield Fund	4.82%	17,902,826	1,120,332	(926,418)	(1,090,252)	(43,714)	808,059	4,219,596	16,962,774

Invesco Premium Income Fund	3.94%	14,616,653	635,705	(791,838)	(572,494)	(20,724)	537,583	1,407,848	13,867,302

PowerShares 1-30 Laddered Treasury Portfolio - ETF	12.77%	46,351,360	4,151,285	(5,613,137)	(158,954)	152,920	729,126	1,365,900	44,883,474

Total Fixed-Income Funds		200,202,850	14,269,523	(14,984,254)	(6,458,028)	(201,904)	5,892,103	19,462,581	192,828,187

Foreign Equity Funds–10.48%
Invesco Developing Markets Fund	3.05%	11,071,648	2,971,804	(630,941)	(2,640,710)	(37,845)	—	451,386	10,733,956

Invesco International Growth Fund	3.61%	13,172,043	1,298,201	(908,547)	(915,573)	35,635	—	418,126	12,681,759

PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio - ETF	3.82%	14,022,500	2,438,503	(1,769,147)	(1,225,386)	(42,345)	275,132	375,500	13,424,125

Total Foreign Equity Funds		38,266,191	6,708,508	(3,308,635)	(4,781,669)	(44,555)	275,132	1,245,012	36,839,840

Real Estate Funds–1.96%
Invesco Global Real Estate Fund	1.96%	7,007,687	649,300	(361,554)	(405,693)	22,713	95,381	563,822	6,912,453

Money Market Funds–0.94%
Liquid Assets Portfolio-Institutional Class, 0.16%(d)	0.47%	1,617,548	10,536,274	(10,508,635)	—	—	578	1,645,187	1,645,187

Premier Portfolio-Institutional Class, 0.10%(d)	0.47%	1,617,547	10,536,273	(10,508,634)	—	—	322	1,645,186	1,645,186

Total Money Market Funds		3,235,095	21,072,547	(21,017,269)	—	—	900	3,290,373	3,290,373

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $337,709,221)	100.09%	$367,485,856	$53,752,190	$(49,913,465)	$(19,512,976)	$157,141	$6,728,180		$351,968,746

OTHER ASSETS LESS LIABILITIES	(0.09)%								(332,824)

NET ASSETS	100.00%								$351,635,922

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2015

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–19.66%
Invesco Balanced-Risk Allocation Fund	8.14%	$94,798,026	$2,680,933	$(9,826,064)	$(3,759,538)	$(135,378)	$—	7,518,669	$83,757,979

Invesco Balanced-Risk Commodity Strategy Fund(b)	6.04%	68,358,284	11,549,195	(9,282,754)	(6,798,375)	(1,672,004)	—	9,460,327	62,154,346

Invesco Global Markets Strategy Fund	5.48%	64,627,406	7,015,924	(11,797,557)	(3,071,662)	(345,160)	—	5,865,795	56,428,951

Total Asset Allocation Funds		227,783,716	21,246,052	(30,906,375)	(13,629,575)	(2,152,542)	—	22,844,791	202,341,276

Domestic Equity Funds–42.37%
Invesco American Franchise Fund(b)	4.37%	51,576,489	1,808,803	(6,639,620)	(2,138,774)	367,316	—	2,788,234	44,974,214

Invesco Charter Fund	6.53%	77,881,594	2,694,424	(7,259,745)	(6,094,780)	(9,997)	—	3,375,766	67,211,496

Invesco Comstock Fund	4.36%	52,965,046	4,513,631	(7,130,833)	(7,040,198)	1,593,085	641,713	1,981,497	44,900,731

Invesco Diversified Dividend Fund	8.78%	103,618,075	2,985,957	(14,751,648)	(2,876,964)	1,388,101	1,345,621	5,028,577	90,363,521

Invesco Endeavor Fund(b)	4.61%	54,897,070	2,920,570	(6,255,158)	(3,937,248)	(154,339)	—	2,399,944	47,470,895

Invesco Growth and Income Fund	5.75%	69,889,285	4,965,028	(10,500,829)	(5,419,625)	178,763	779,320	2,429,619	59,112,622

Invesco Small Cap Equity Fund(b)	3.78%	47,131,546	3,190,215	(8,277,881)	(2,954,559)	(155,766)	—	2,599,036	38,933,555

PowerShares Russell Top 200 Pure Growth Portfolio - ETF(c)	4.19%	49,583,940	1,913,271	(7,629,522)	(2,852,534)	2,054,765	429,237	1,354,400	43,069,920

Total Domestic Equity Funds		507,543,045	24,991,899	(68,445,236)	(33,314,682)	5,261,928	3,195,891	21,957,073	436,036,954

Fixed-Income Funds–9.35%
Invesco Core Plus Bond Fund	3.09%	35,817,031	2,608,428	(5,879,840)	(747,064)	(2,410)	993,461	2,996,808	31,796,145

PowerShares 1-30 Laddered Treasury Portfolio - ETF	6.26%	72,075,048	7,203,229	(14,807,314)	(768,617)	765,688	1,095,533	1,961,900	64,468,034

Total Fixed-Income Funds		107,892,079	9,811,657	(20,687,154)	(1,515,681)	763,278	2,088,994	4,958,708	96,264,179

Foreign Equity Funds–23.74%
Invesco Developing Markets Fund	6.90%	79,563,179	17,280,319	(7,435,887)	(17,801,057)	(567,665)	—	2,987,338	71,038,889

Invesco International Growth Fund	8.17%	94,728,184	4,374,490	(8,970,177)	(6,600,779)	579,009	—	2,773,186	84,110,727

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	8.67%	101,092,350	11,735,785	(15,014,158)	(8,309,436)	(319,016)	1,903,545	2,494,700	89,185,525

Total Foreign Equity Funds		275,383,713	33,390,594	(31,420,222)	(32,711,272)	(307,672)	1,903,545	8,255,224	244,335,141

Real Estate Funds–4.42%
Invesco Global Real Estate Fund	4.42%	50,495,320	4,537,646	(6,887,999)	(2,791,810)	182,171	656,338	3,714,138	45,535,328

Money Market Funds–0.58%
Liquid Assets Portfolio-Institutional Class, 0.16%(d)	0.29%	1,651,536	36,407,692	(35,115,825)	—	—	992	2,943,403	2,943,403

Premier Portfolio-Institutional Class, 0.10%(d)	0.29%	1,651,536	36,407,691	(35,115,824)	—	—	548	2,943,403	2,943,403

Total Money Market Funds		3,303,072	72,815,383	(70,231,649)	—	—	1,540	5,886,806	5,886,806

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $932,686,034)	100.12%	$1,172,400,945	$166,793,231	$(228,578,635)	$(83,963,020)	$3,747,163	$7,846,308		$1,030,399,684

OTHER ASSETS LESS LIABILITIES	(0.12)%								(1,238,261)

NET ASSETS	100.00%								$1,029,161,423

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2015

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of Net Assets 09/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/15	Value 09/30/15

Asset Allocation Funds–16.39%
Invesco Balanced-Risk Allocation Fund	7.10%	$65,064,029	$1,166,467	$(4,906,932)	$(2,614,975)	$(67,745)	$—	5,263,990	$58,640,844

Invesco Balanced-Risk Commodity Strategy Fund(b)	5.02%	44,760,903	7,604,910	(5,318,720)	(4,583,949)	(1,005,636)	—	6,310,123	41,457,508

Invesco Global Markets Strategy Fund	4.27%	39,675,305	4,081,569	(6,376,477)	(1,982,799)	(129,224)	—	3,666,151	35,268,374

Total Asset Allocation Funds		149,500,237	12,852,946	(16,602,129)	(9,181,723)	(1,202,605)	—	15,240,264	135,366,726

Domestic Equity Funds–31.77%
Invesco American Franchise Fund(b)	3.26%	30,138,352	1,785,726	(3,986,848)	(1,304,777)	291,890	—	1,669,209	26,924,343

Invesco Charter Fund	4.89%	45,889,394	1,932,395	(3,812,015)	(3,550,264)	(58,627)	—	2,029,175	40,400,883

Invesco Comstock Fund	3.28%	31,118,847	2,704,618	(3,524,500)	(3,873,285)	660,612	380,203	1,195,335	27,086,292

Invesco Diversified Dividend Fund	6.62%	61,023,238	1,711,196	(7,238,045)	(2,224,991)	1,371,849	799,191	3,040,804	54,643,247

Invesco Endeavor Fund(b)	3.45%	32,050,014	1,924,410	(3,131,828)	(2,303,879)	(104,614)	—	1,437,518	28,434,103

Invesco Growth and Income Fund	4.32%	41,175,613	3,187,403	(5,601,183)	(3,409,814)	317,320	462,514	1,466,064	35,669,339

Invesco Small Cap Equity Fund(b)	2.83%	27,731,781	1,846,177	(4,361,948)	(1,859,817)	1,910	—	1,559,286	23,358,103

PowerShares Russell Top 200 Pure Growth Portfolio - ETF(c)	3.12%	29,040,344	1,542,549	(4,403,495)	(1,686,223)	1,239,385	253,365	809,200	25,732,560

Total Domestic Equity Funds		298,167,583	16,634,474	(36,059,862)	(20,213,050)	3,719,725	1,895,273	13,206,591	262,248,870

Fixed-Income Funds–30.79%
Invesco Core Plus Bond Fund	11.33%	103,000,290	7,022,077	(14,298,056)	(1,530,466)	(649,294)	2,882,832	8,816,640	93,544,551

Invesco Emerging Market Local Currency Debt Fund	2.97%	26,531,464	5,339,186	(2,486,512)	(4,619,730)	(220,224)	1,067,038	3,764,445	24,544,184

Invesco Floating Rate Fund	3.08%	28,024,623	1,381,764	(2,932,690)	(966,621)	(75,519)	1,032,880	3,427,434	25,431,557

Invesco High Yield Fund	4.02%	37,062,382	2,079,903	(3,739,041)	(2,093,049)	(152,240)	1,626,408	8,248,247	33,157,955

PowerShares 1-30 Laddered Treasury Portfolio - ETF	9.39%	84,930,308	8,435,037	(15,906,624)	(445,794)	461,095	1,299,684	2,357,700	77,474,022

Total Fixed-Income Funds		279,549,067	24,257,967	(39,362,923)	(9,655,660)	(636,182)	7,908,842	26,614,466	254,152,269

Foreign Equity Funds–17.77%
Invesco Developing Markets Fund	5.17%	46,871,057	10,114,525	(3,388,077)	(10,650,802)	(247,829)	—	1,795,579	42,698,874

Invesco International Growth Fund	6.12%	55,716,338	3,330,707	(5,002,260)	(3,835,285)	280,142	—	1,664,677	50,489,642

PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio - ETF	6.48%	59,447,500	7,543,706	(8,420,188)	(4,893,166)	(210,152)	1,128,180	1,495,600	53,467,700

Total Foreign Equity Funds		162,034,895	20,988,938	(16,810,525)	(19,379,253)	(177,839)	1,128,180	4,955,856	146,656,216

Real Estate Funds–3.33%
Invesco Global Real Estate Fund	3.33%	29,749,746	2,699,619	(3,459,585)	(1,692,528)	153,862	388,645	2,239,080	27,451,114

Money Market Funds–0.10%
Liquid Assets Portfolio-Institutional Class, 0.16%(d)	0.05%	2,023,995	23,864,171	(25,462,304)	—	—	861	425,862	425,862

Premier Portfolio-Institutional Class, 0.10%(d)	0.05%	2,023,995	23,864,171	(25,462,304)	—	—	461	425,862	425,862

Total Money Market Funds		4,047,990	47,728,342	(50,924,608)	—	—	1,322	851,724	851,724

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $769,881,759)	100.15%	$923,049,518	$125,162,286	$(163,219,632)	$(60,122,214)	$1,856,961	$11,322,262		$826,726,919

OTHER ASSETS LESS LIABILITIES	(0.15)%								(1,253,695)

NET ASSETS	100.00%								$825,473,224

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

Invesco Allocation Funds

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2015*		At September 30, 2015
			Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$ 32,679,643	$ 28,896,196	$ 345,424,322	$ 20,775,505	$ (14,231,081)	$ 6,544,424
Invesco Growth Allocation Fund	93,977,848	158,346,986	942,797,426	142,072,278	(54,470,020)	87,602,258
Invesco Moderate Allocation Fund	77,433,944	112,295,024	780,583,417	91,406,075	(45,262,573)	46,143,502

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Fund

Invesco Global Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	GLVEY-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.82%

Australia–11.70%

Caltex Australia Ltd.	113,289	$2,507,376
Cochlear Ltd.	42,531	2,492,144
DUET Group (a)	1,748,945	2,656,195
JB Hi-Fi Ltd. (a)	177,251	2,383,122
Macquarie Group Ltd.	45,656	2,482,439
Sonic Healthcare Ltd.	39,893	512,216
Telstra Corp. Ltd.	645,406	2,548,258
		15,581,750

Austria–0.53%

Oesterreichische Post AG	20,669	710,132

Canada–8.29%

Dollarama Inc.	43,800	2,957,517
Dominion Diamond Corp.	78,900	842,908
Enerplus Corp. (a)	257,400	1,253,446
Metro Inc.	97,900	2,666,800
Shaw Communications, Inc. -Class B (a)	139,700	2,704,411
Superior Plus Corp. (a)	74,900	616,685
		11,041,767

China–1.80%

Yangzijiang Shipbuilding Holdings Ltd.	2,995,300	2,395,338

Denmark–1.60%

Pandora A/S	7,234	846,323
Vestas Wind Systems A/S	24,592	1,281,600
		2,127,923

France–0.77%

Metropole Television S.A.	53,473	1,022,697

Germany–0.56%

ProSiebenSat.1 Media SE	15,249	747,000

Hong Kong–1.97%

CLP Holdings Ltd.	307,000	2,620,360

Israel–1.83%

Bezeq The Israeli Telecommunication Corp. Ltd.	1,277,041	2,441,201

Japan–3.34%

Daiichi Sankyo Co., Ltd. (a)	87,900	1,534,801
DAIICHIKOSHO CO., LTD.	20,700	735,232
Iida Group Holdings Co., Ltd.	117,000	1,832,482
Tokyo Gas Co., Ltd.	70,000	340,259
		4,442,774

New Zealand–3.57%

SKY Network Television Ltd.	313,529	932,042
SKYCITY Entertainment Group Ltd.	629,158	1,509,668

	Shares	Value

New Zealand–(continued)

Spark New Zealand Ltd.	1,216,664	$2,317,884
		4,759,594

Singapore–2.94%

ComfortDelGro Corp. Ltd.	229,000	463,624
SATS Ltd.	888,500	2,391,395
Venture Corp. Ltd.	183,200	1,067,272
		3,922,291

Spain–1.94%

Endesa, S.A.	122,976	2,588,868

Sweden–3.85%

Intrum Justitia AB	74,356	2,570,035
Skandinaviska Enskilda Banken AB -Class A	240,214	2,564,291
		5,134,326

United Kingdom–16.73%

Berendsen PLC	79,969	1,215,904
BP PLC	446,481	2,262,993
Galliford Try PLC	31,839	767,163
Moneysupermarket.com Group PLC	430,496	2,205,666
National Grid PLC	191,903	2,672,500
Phoenix Group Holdings	20,117	249,199
Rightmove PLC	43,731	2,419,032
Royal Dutch Shell PLC -Class A	106,322	2,507,172
Severn Trent PLC	81,149	2,686,606
SSE PLC	121,841	2,763,090
WH Smith PLC	106,836	2,531,352
		22,280,677

United States–35.40%

American Capital Agency Corp.	108,100	2,021,470
Annaly Capital Management Inc.	253,500	2,502,045
Apple Inc.	20,500	2,261,150
Archer-Daniels-Midland Co.	61,100	2,532,595
AT&T Inc.	53,200	1,733,256
Bunge Ltd.	34,200	2,506,860
CenturyLink Inc.	93,900	2,358,768
CVS Health Corp.	4,400	424,512
CYS Investments, Inc.	363,600	2,639,736
Entergy Corp.	41,500	2,701,650
Hatteras Financial Corp.	179,100	2,713,365
Hospitality Properties Trust	105,100	2,688,458
Intel Corp.	93,700	2,824,118
Lamar Advertising Co. -Class A	48,900	2,551,602
Newmont Mining Corp.	50,900	817,963
Noble Corp. PLC (a)	206,400	2,251,824
Pfizer Inc.	86,000	2,701,260
R. R. Donnelley & Sons Co.	129,400	1,884,064
Transocean Ltd. (a)	184,900	2,388,908
Valero Energy Corp.	38,000	2,283,800

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Western Union Co. (The)	129,400	$ 2,375,784
		47,163,188
Total Common Stocks & Other Equity Interests (Cost $142,011,481)		128,979,886

Money Market Funds–2.55%

Liquid Assets Portfolio –Institutional Class, 0.16%(b)	1,697,281	1,697,281
Premier Portfolio –Institutional Class, 0.10%(b)	1,697,280	1,697,280
Total Money Market Funds (Cost $3,394,561)		3,394,561
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.37% (Cost $145,406,042)		$ 132,374,447

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund –6.88%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $9,170,807)(b)(c)	9,170,807	$ 9,170,807
TOTAL INVESTMENTS–106.25% (Cost $154,576,849)		141,545,254
OTHER ASSETS LESS LIABILITIES–(6.25)%		(8,330,934)
NET ASSETS–100.00%		$ 133,214,320

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2015.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

	Gross Amount of Securities on Loan at	Cash Collateral Received for
Counterparty	Value	Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$8,918,029	$(8,918,029)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco Global Low Volatility Equity Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2015, there were transfers from Level 2 to Level 1 of $14,974,423, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$2,492,144	$13,089,606	$—	$15,581,750

Austria	—	710,132	—	710,132

Canada	11,041,767	—	—	11,041,767

China	—	2,395,338	—	2,395,338

Denmark	—	2,127,923	—	2,127,923

France	—	1,022,697	—	1,022,697

Germany	747,000	—	—	747,000

Hong Kong	2,620,360	—	—	2,620,360

Israel	2,441,201	—	—	2,441,201

Japan	—	4,442,774	—	4,442,774

New Zealand	3,249,926	1,509,668	—	4,759,594

Singapore	3,458,667	463,624	—	3,922,291

Spain	2,588,868	—	—	2,588,868

Sweden	5,134,326	—	—	5,134,326

United Kingdom	—	22,280,677	—	22,280,677

United States	59,728,556	—	—	59,728,556

	93,502,815	48,042,439	—	141,545,254

Futures Contracts*	(66,605)	—	—	(66,605)

Total Investments	$93,436,210	$48,042,439	$—	$141,478,649

* Unrealized appreciation (depreciation).

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts(a)
					Unrealized
	Type of	Number of	Expiration	Notional	Appreciation
Futures Contracts	Contract	Contracts	Month	Value	(Depreciation)
CME E-Mini S&P 500 Index	Long	18	December-2015	$ 1,717,830	$ (37,431)
Dow Jones EURO STOXX 50 Index	Long	17	December-2015	587,160	(16,961)
FTSE 100 Index	Long	2	December-2015	182,084	(1,780)
SGX NIKKEI 225 Index	Long	5	December-2015	360,924	(10,433)
Total Futures Contracts—Market Risk					$ (66,605)

    (a) Futures collateralized by $233,058 cash held with Merrill Lynch & Co., the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $122,706,587 and $156,070,026, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,311,450

Aggregate unrealized (depreciation) of investment securities	(18,486,810)

Net unrealized appreciation (depreciation) of investment securities	$(13,175,360)

Cost of investments for tax purposes is $154,720,614.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	INCAL-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.13%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	09/30/15	12/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/15	09/30/15

Domestic Equity Funds–22.96%
Invesco Diversified Dividend Fund	7.97%	$23,040,914	$7,503,209	$(481,050)	$(590,375)	$8,731	$381,752	1,640,591	$29,481,429

Invesco Dividend Income Fund	14.99%	43,106,716	13,944,384	(712,014)	(938,164)	76,501	901,772	2,686,558	55,477,423

Total Domestic Equity Funds		66,147,630	21,447,593	(1,193,064)	(1,528,539)	85,232	1,283,524	4,327,149	84,958,852

Fixed-Income Funds–64.18%
Invesco Core Plus Bond Fund	14.99%	43,531,891	13,388,583	(144,363)	(1,303,645)	(12,612)	1,464,885	5,227,130	55,459,854

Invesco Corporate Bond Fund	8.48%	24,663,103	7,985,228	(36,171)	(1,216,743)	(98)	900,157	4,478,648	31,395,319

Invesco Floating Rate Fund	6.96%	20,297,208	6,577,423	(86,109)	(1,040,802)	(3,436)	890,899	3,469,580	25,744,284

Invesco High Yield Fund	10.13%	29,746,971	10,421,493	(198,022)	(2,484,979)	(13,386)	1,555,575	9,321,412	37,472,077

Invesco International Total Return Fund	4.98%	14,492,819	4,810,242	—	(884,148)	—	186,590	1,887,184	18,418,913

Invesco Premium Income Fund	13.65%	39,700,447	13,041,587	(11,128)	(2,231,292)	(182)	1,717,395	5,126,846	50,499,432

Invesco Short Term Bond Fund	4.99%	14,493,704	4,155,497	(61,579)	(120,890)	(498)	255,122	2,154,753	18,466,234

Total Fixed-Income Funds		186,926,143	60,380,053	(537,372)	(9,282,499)	(30,212)	6,970,623	31,665,553	237,456,113

Foreign Equity Funds–4.96%
PowerShares International Dividend Achievers Portfolio - ETF	4.96%	14,330,149	7,892,211	(428,024)	(3,399,120)	(40,191)	435,780	1,270,244	18,355,025

Real Estate Funds–7.03%
PowerShares Active U.S. Real Estate Fund - ETF	7.03%	20,244,313	8,313,445	(687,712)	(1,979,137)	125,785	227,376	377,875	26,016,694

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $369,971,600)	99.13%	$287,648,235	$98,033,302	$(2,846,172)	$(16,189,295)	$140,614	$8,917,303		$366,786,684

OTHER ASSETS LESS LIABILITIES	0.87%								3,225,528

NET ASSETS	100.00%								$370,012,212

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Income Allocation Fund

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $98,033,302 and $2,846,172, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 10,279,879
Aggregate unrealized (depreciation) of investment securities	(19,928,333)
Net unrealized appreciation (depreciation) of investment securities	$ (9,648,454)
Cost of investments for tax purposes is $376,435,138.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	INTAL-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.42%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	09/30/15	12/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/15	09/30/15

Foreign Equity Funds–99.67%
Invesco Developing Markets Fund	4.39%	$7,858,474	$903,738	$(247,277)	$(1,751,894)	$(27,033)	$—	283,264	$6,736,008

Invesco Emerging Market Equity Fund	4.44%	7,891,179	405,836	(611,070)	(766,516)	(117,052)	—	1,097,157	6,802,377

Invesco International Core Equity Fund	31.09%	54,209,074	1,776,096	(5,740,068)	(1,291,000)	(1,302,491)	—	4,765,161	47,651,611

Invesco International Growth Fund	22.67%	39,478,585	1,182,132	(3,152,388)	(2,637,788)	(122,126)	—	1,145,678	34,748,415

Invesco International Small Company Fund	9.90%	17,457,494	1,065,608	(1,295,551)	(1,874,797)	(183,090)	—	938,717	15,169,664

PowerShares International Dividend Achievers Portfolio - ETF	27.18%	48,038,405	3,484,126	(1,122,830)	(8,731,461)	3,940	1,175,334	2,883,914	41,672,180

Total Foreign Equity Funds		174,933,211	8,817,536	(12,169,184)	(17,053,456)	(1,747,852)	1,175,334		152,780,255

Money Market Funds–0.75%
Liquid Assets Portfolio – Institutional Class, 0.16%(b)	0.38%	257,749	10,590,794	(10,273,221)	—	—	231	575,322	575,322

Premier Portfolio – Institutional Class, 0.10%(b)	0.37%	257,748	10,590,794	(10,273,220)	—	—	125	575,322	575,322

Total Money Market Funds		515,497	21,181,588	(20,546,441)	—	—	356		1,150,644

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $163,386,440)	100.42%	$175,448,708	$29,999,124	$(32,715,625)	$(17,053,456)	$(1,747,852)	$1,175,690		$153,930,899

OTHER ASSETS LESS LIABILITIES	(0.42)%								(643,452)

NET ASSETS	100.00%								$153,287,447

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

A.      Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco International Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $8,817,536 and $12,169,184, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 3,453,385
Aggregate unrealized (depreciation) of investment securities	(38,770,882)
Net unrealized appreciation (depreciation) of investment securities	$ (35,317,497)
Cost of investments for tax purposes is $189,248,396.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	MCCE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks–87.79%

Advertising–1.07%

Publicis Groupe S.A. (France)	313,427	$ 21,413,406

Aerospace & Defense–1.08%

Meggitt PLC (United Kingdom)	2,987,771	21,572,036

Apparel, Accessories & Luxury Goods–1.59%

PVH Corp.	311,910	31,796,105

Asset Management & Custody Banks–2.32%

Northern Trust Corp.	680,721	46,397,943

Auto Parts & Equipment–1.04%

Dana Holding Corp.	1,315,995	20,898,001

Biotechnology–1.14%

United Therapeutics Corp. (b)	173,617	22,785,495

Brewers–1.42%

Molson Coors Brewing Co. -Class B	341,799	28,376,153

Communications Equipment–2.65%

F5 Networks, Inc. (b)	283,373	32,814,593
Juniper Networks, Inc.	790,956	20,335,479
		53,150,072

Computer & Electronics Retail–1.30%

GameStop Corp. -Class A	633,533	26,107,895

Data Processing & Outsourced Services–1.63%

Jack Henry & Associates, Inc.	470,534	32,753,872

Drug Retail–1.10%

Rite Aid Corp. (b)	3,619,136	21,968,156

Electronic Components–2.75%

Amphenol Corp. -Class A	1,081,936	55,135,459

Electronic Equipment & Instruments–1.31%

FLIR Systems, Inc.	940,357	26,320,592

Environmental & Facilities Services–1.41%

Republic Services, Inc.	684,652	28,207,662

Health Care Distributors–1.34%

Cardinal Health, Inc.	350,470	26,923,105

Health Care Equipment–1.76%

ResMed Inc.	414,154	21,105,288
Wright Medical Group, Inc. (b)	672,911	14,144,589
		35,249,877

Health Care Facilities–2.01%

Community Health Systems Inc. (b)	583,611	24,961,043

	Shares	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp. (b)	416,022	$ 15,359,532
		40,320,575

Homebuilding–1.68%

D.R. Horton, Inc.	1,143,292	33,567,053

Homefurnishing Retail–1.10%

Aaron’s, Inc.	610,881	22,058,913

Hotels, Resorts & Cruise Lines–1.15%

Norwegian Cruise Line Holdings Ltd. (b)	400,959	22,974,951

Household Appliances–0.72%

Whirlpool Corp.	98,427	14,494,360

Human Resource & Employment Services–0.28%

ManpowerGroup Inc.	68,522	5,611,267

Industrial Machinery–6.03%

Kennametal Inc.	1,160,285	28,879,494
Lincoln Electric Holdings, Inc.	470,178	24,651,432
Stanley Black & Decker Inc.	305,564	29,633,597
Timken Co. (The)	440,771	12,116,795
Xylem, Inc.	773,900	25,422,615
		120,703,933

Insurance Brokers–2.36%

Brown & Brown, Inc.	1,524,458	47,212,464

Life & Health Insurance–4.28%

St. James’s Place PLC (United Kingdom)	3,150,426	40,508,020
Torchmark Corp.	801,572	45,208,661
		85,716,681

Life Sciences Tools & Services–1.21%

Agilent Technologies, Inc.	706,207	24,244,086

Marine–0.73%

Kirby Corp. (b)	235,872	14,612,270

Multi-Utilities–3.29%

CMS Energy Corp.	1,165,294	41,158,184
WEC Energy Group, Inc.	475,298	24,820,062
		65,978,246

Oil & Gas Equipment & Services–1.15%

Dril-Quip, Inc. (b)	394,167	22,948,403

Oil & Gas Exploration & Production–3.23%

Cabot Oil & Gas Corp.	856,577	18,724,773
Concho Resources Inc. (b)	261,253	25,681,170
Vermilion Energy, Inc. (Canada)	628,248	20,224,616
		64,630,559

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Packaged Foods & Meats–3.04%

Hain Celestial Group, Inc. (The) (b)	331,563	$ 17,108,651
JM Smucker Co. (The)	256,880	29,307,439
Mead Johnson Nutrition Co.	206,306	14,523,942
		60,940,032

Paper Packaging–0.70%

Packaging Corp. of America	232,596	13,992,975

Pharmaceuticals–1.79%

Endo International PLC (b)	516,519	35,784,436

Property & Casualty Insurance–6.49%

Arch Capital Group Ltd. (b)	852,771	62,653,085
Progressive Corp. (The)	2,196,611	67,304,161
		129,957,246

Regional Banks–3.20%

First Republic Bank	1,021,260	64,104,490

Semiconductor Equipment–3.68%

Lam Research Corp.	534,965	34,949,263
Teradyne, Inc.	2,149,347	38,709,740
		73,659,003

Semiconductors–3.95%

Linear Technology Corp.	1,166,027	47,049,190
Xilinx, Inc.	756,711	32,084,546
		79,133,736

Specialized Finance–2.33%

Moody’s Corp.	475,194	46,664,051

	Shares	Value

Specialty Chemicals–3.48%

Albemarle Corp.	357,289	$ 15,756,445
International Flavors & Fragrances Inc.	330,162	34,092,529
Koninklijke DSM N.V. (Netherlands)	429,251	19,820,705
		69,669,679

Specialty Stores–1.49%

Dick’s Sporting Goods, Inc.	602,186	29,874,448

Technology Hardware, Storage & Peripherals–1.56%

NetApp, Inc.	1,056,562	31,274,235

Trading Companies & Distributors–0.60%

WESCO International, Inc. (b)	257,605	11,970,904

Trucking–1.35%

Hertz Global Holdings, Inc. (b)	1,622,033	27,136,612
Total Common Stocks (Cost $1,463,866,947)		1,758,291,437

Money Market Funds–10.66%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	106,725,705	106,725,705
Premier Portfolio –Institutional Class, 0.10% (c)	106,725,705	106,725,705
Total Money Market Funds (Cost $213,451,410)		213,451,410
TOTAL INVESTMENTS–98.45% (Cost $1,677,318,357)		1,971,742,847
OTHER ASSETS LESS LIABILITIES–1.55%		31,141,153
NET ASSETS–100.00%		$ 2,002,884,000

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,908,936,700	$62,806,147	$—	$1,971,742,847

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $677,416,144 and $834,713,909, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$423,911,836

Aggregate unrealized (depreciation) of investment securities	(128,296,966)

Net unrealized appreciation of investment securities	$295,614,870

Cost of investments for tax purposes is $1,676,127,977.

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	MAI-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.11%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	09/30/15	12/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/15	09/30/15

Alternative Funds–8.25%
PowerShares DB Oil Fund-ETF(b)	8.25%	$18,322	$30,038	$(3,051)	$(6,468)	$(1,965)	$—	3,249	$36,876

Asset Allocation Funds–8.61%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6(b)	8.61%	25,301	24,633	(6,637)	(3,593)	(1,220)	—	5,858	38,484

Domestic Equity Funds–16.51%
Invesco Energy Fund-Class R5	9.93%	35,724	33,750	(11,609)	(9,719)	(3,758)	—	1,796	44,388

iShares U.S. Consumer Goods ETF(c)	6.58%	19,904	11,638	(1,518)	(500)	(78)	450	287	29,446

Total Domestic Equity Funds		55,628	45,388	(13,127)	(10,219)	(3,836)	450	2,083	73,834

Fixed-Income Funds–37.07%
Invesco Emerging Market Local Currency Debt Fund-Class R6	1.82%	5,372	4,051	—	(1,283)	—	295	1,248	8,140

Invesco Floating Rate Fund-Class R6	4.92%	13,702	9,210	—	(917)	—	710	2,964	21,995

Invesco High Yield Fund-Class R6	4.23%	12,707	9,117	(1,561)	(1,257)	(98)	771	4,704	18,908

Invesco U.S. Government Fund-Class R5	6.84%	17,182	15,172	(1,760)	49	(34)	340	3,401	30,609

Invesco U.S. Mortgage Fund-Class R5	2.46%	5,436	5,684	—	(109)	—	268	887	11,011

iShares TIPS Bond ETF(c)	14.93%	40,660	34,109	(7,162)	(731)	(130)	182	603	66,746

PowerShares Fundamental Investment Grade Corporate Bond Portfolio-ETF	1.87%	—	16,311	(7,770)	(33)	(167)	78	331	8,341

Total Fixed-Income Funds		95,059	93,654	(18,253)	(4,281)	(429)	2,644	14,138	165,750

Foreign Equity Funds–21.49%
Invesco Global Health Care Fund-Class Y	7.18%	21,927	14,694	(2,897)	(1,704)	66	—	761	32,086

Invesco Global Infrastructure Fund- Class R6	5.80%	19,087	13,987	(3,391)	(3,471)	(272)	342	2,882	25,940

Invesco Gold & Precious Metals Fund- Class Y(b)	6.12%	17,993	20,602	(6,035)	(4,309)	(873)	—	9,281	27,378

Invesco International Growth Fund- Class R6	2.39%	5,803	5,517	—	(627)	—	—	353	10,693

Total Foreign Equity Funds		64,810	54,800	(12,323)	(10,111)	(1,079)	342	13,277	96,097

Real Estate Funds–6.04%
Invesco Global Real Estate Fund-Class R6	6.04%	18,987	14,688	(5,021)	(1,363)	(277)	368	2,204	27,014

Money Market Funds–2.14%
Liquid Assets Portfolio-Institutional Class, 0.16%(d)	1.07%	3,966	117,397	(116,599)	—	—	4	4,764	4,764

Premier Portfolio-Institutional Class, 0.10%(d)	1.07%	3,966	117,397	(116,599)	—	—	2	4,764	4,764

Total Money Market Funds		7,932	234,794	(233,198)	—	—	6	9,528	9,528

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $501,123)	100.11%	$286,039	$497,995	$(291,610)	$(36,035)	$(8,806)	$3,810		$447,583

OTHER ASSETS LESS LIABILITIES	(0.11)%								(495)

NET ASSETS	100.00%								$447,088

Investment Abbreviations:

ETF	- Exchange Traded Fund

TIPS	- Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC Standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Multi-Asset Inflation Fund

A.	Security Valuations — (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Multi-Asset Inflation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $263,201 and $58,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 932
Aggregate unrealized (depreciation) of investment securities	(54,849)
Net unrealized appreciation (depreciation) of investment securities	$ (53,917)
Cost of investments for tax purposes is $501,500.

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	SCG-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.32%

Aerospace & Defense–1.67%

Hexcel Corp.	398,722	$ 17,886,669
TransDigm Group, Inc. (b)	94,347	20,040,246
		37,926,915

Air Freight & Logistics–0.73%

Forward Air Corp.	399,699	16,583,512

Apparel Retail–0.54%

DSW Inc. -Class A	487,811	12,346,496

Apparel, Accessories & Luxury Goods–2.05%

Carter’s, Inc.	185,348	16,799,943
G-III Apparel Group, Ltd. (b)	483,711	29,825,620
		46,625,563

Application Software–11.27%

Aspen Technology, Inc. (b)	481,884	18,268,222
Cadence Design Systems, Inc. (b)	1,015,439	20,999,279
Fair Isaac Corp.	205,589	17,372,271
Guidewire Software Inc. (b)	389,030	20,455,197
Interactive Intelligence Group, Inc. (b)	313,427	9,311,916
Manhattan Associates, Inc. (b)	846,164	52,716,017
Mentor Graphics Corp.	767,554	18,904,855
MicroStrategy Inc. -Class A (b)	124,970	24,552,856
Qlik Technologies Inc. (b)	622,433	22,687,683
SolarWinds, Inc. (b)	392,870	15,416,219
Ultimate Software Group, Inc. (The) (b)	129,215	23,130,777
Verint Systems Inc. (b)	300,839	12,981,203
		256,796,495

Asset Management & Custody Banks–1.67%

Affiliated Managers Group, Inc. (b)	85,244	14,575,872
Janus Capital Group Inc.	1,031,688	14,030,957
WisdomTree Investments, Inc. (c)	590,480	9,524,442
		38,131,271

Auto Parts & Equipment–0.78%

Visteon Corp. (b)	176,126	17,830,996

Automotive Retail–0.86%

Group 1 Automotive, Inc.	229,836	19,570,535

Biotechnology–7.13%

ACADIA Pharmaceuticals Inc. (b)	298,375	9,867,261
Alnylam Pharmaceuticals Inc. (b)	112,163	9,013,419
Anacor Pharmaceuticals, Inc. (b)	143,473	16,888,207
Cepheid, Inc. (b)	360,007	16,272,316
Enanta Pharmaceuticals, Inc. (b)(c)	231,096	8,351,809

	Shares	Value

Biotechnology–(continued)

Exact Sciences Corp. (b)(c)	1,080,420	$ 19,436,756
Halozyme Therapeutics, Inc. (b)	675,926	9,077,686
Incyte Corp. (b)	164,117	18,107,029
Insys Therapeutics, Inc. (b)(c)	345,949	9,845,709
Neurocrine Biosciences, Inc. (b)	438,524	17,448,870
Repligen Corp. (b)	468,997	13,061,566
Seattle Genetics, Inc. (b)(c)	392,142	15,120,996
		162,491,624

Building Products–1.63%

A.O. Smith Corp.	314,188	20,481,916
Masonite International Corp. (b)	275,260	16,675,251
		37,157,167

Casinos & Gaming–0.81%

Penn National Gaming, Inc. (b)(c)	1,092,176	18,326,713

Communications Equipment–1.75%

ARRIS Group Inc. (b)	799,883	20,772,962
Finisar Corp. (b)	213,931	2,381,052
Infinera Corp. (b)	853,908	16,702,440
		39,856,454

Construction Machinery & Heavy Trucks–1.92%

WABCO Holdings Inc. (b)	208,080	21,813,027
Wabtec Corp.	249,484	21,967,066
		43,780,093

Construction Materials–0.96%

Martin Marietta Materials, Inc.	143,149	21,751,491

Distributors–0.97%

Pool Corp.	305,283	22,071,961

Electrical Components & Equipment–1.34%

Acuity Brands, Inc.	174,287	30,601,311

Electronic Equipment & Instruments–0.65%

Cognex Corp.	432,956	14,880,698

Footwear–0.85%

Steven Madden, Ltd. (b)	530,441	19,424,749

Health Care Equipment–4.12%

DexCom Inc. (b)	414,903	35,623,572
Hill-Rom Holdings, Inc.	386,587	20,098,658
NuVasive, Inc. (b)	361,968	17,454,097
Sirona Dental Systems, Inc. (b)	221,538	20,678,357
		93,854,684

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–3.62%

Community Health Systems Inc. (b)	427,862	$ 18,299,658
HealthSouth Corp.	497,448	19,087,080
Select Medical Holdings Corp.	1,242,069	13,401,924
VCA, Inc. (b)	602,833	31,739,157
		82,527,819

Health Care Services–2.11%

Chemed Corp.	225,233	30,061,849
Envision Healthcare Holdings, Inc. (b)	487,555	17,937,148
		47,998,997

Health Care Supplies–0.48%

Alere, Inc. (b)	226,944	10,927,354

Health Care Technology–0.14%

HMS Holdings Corp. (b)	352,494	3,091,372

Homebuilding–0.72%

CalAtlantic Group, Inc. (b)	2,062,411	16,499,288

Hotels, Resorts & Cruise Lines–0.54%

Choice Hotels International, Inc.	258,675	12,325,864

Industrial Machinery–0.75%

ITT Corp.	510,621	17,070,060

Internet Software & Services–2.26%

CoStar Group Inc. (b)	161,988	28,033,643
Envestnet, Inc. (b)	347,858	10,425,304
HomeAway Inc. (b)	486,951	12,923,680
		51,382,627

Investment Banking & Brokerage–0.63%

Stifel Financial Corp. (b)	339,193	14,280,025

IT Consulting & Other Services–2.25%

Booz Allen Hamilton Holding Corp.	752,704	19,728,372
EPAM Systems, Inc. (b)	423,478	31,557,580
		51,285,952

Leisure Facilities–0.85%

Vail Resorts, Inc.	185,157	19,382,235

Leisure Products–0.78%

Brunswick Corp.	370,569	17,746,549

Life & Health Insurance–0.77%

American Equity Investment Life Holding Co.	751,772	17,523,805

Life Sciences Tools & Services–4.06%

Affymetrix, Inc. (b)	1,216,009	10,384,717
Bio-Techne Corp.	192,783	17,824,716
Exelixis, Inc. (b)(c)	2,038,036	11,433,382
PAREXEL International Corp. (b)	270,575	16,754,004
PerkinElmer, Inc.	380,246	17,476,106
VWR Corp. (b)	720,647	18,513,422
		92,386,347

	Shares	Value

Managed Health Care–0.64%

HealthEquity, Inc. (b)	496,520	$ 14,672,166

Marine–0.74%

Kirby Corp. (b)	270,500	16,757,475

Metal & Glass Containers–0.68%

Berry Plastics Group Inc. (b)	518,366	15,587,266

Movies & Entertainment–0.73%

IMAX Corp. (b)(c)	492,768	16,650,631

Office Services & Supplies–1.63%

Pitney Bowes Inc.	902,706	17,918,714
Steelcase Inc. -Class A	1,046,088	19,258,480
		37,177,194

Oil & Gas Drilling–0.48%

Atwood Oceanics, Inc. (c)	89,776	1,329,583
Patterson-UTI Energy, Inc.	729,064	9,579,901
		10,909,484

Oil & Gas Equipment & Services–0.49%

Dril-Quip, Inc. (b)	189,500	11,032,690

Oil & Gas Exploration & Production–1.10%

Energen Corp.	253,621	12,645,543
Laredo Petroleum Inc. (b)(c)	672,935	6,345,777
Oasis Petroleum Inc. (b)(c)	223,926	1,943,678
Ultra Petroleum Corp. (b)(c)	659,234	4,212,505
		25,147,503

Oil & Gas Storage & Transportation–0.39%

SemGroup Corp. -Class A	204,652	8,849,152

Packaged Foods & Meats–1.68%

B&G Foods Inc.	474,378	17,291,078
Lancaster Colony Corp.	214,850	20,943,578
		38,234,656

Pharmaceuticals–1.33%

Catalent, Inc. (b)	636,423	15,465,079
Nektar Therapeutics (b)	1,344,113	14,731,478
		30,196,557

Regional Banks–3.89%

Cathay General Bancorp	588,350	17,626,966
Cullen/Frost Bankers, Inc.	250,223	15,909,178
Hancock Holding Co.	488,091	13,202,862
Home BancShares Inc.	499,602	20,233,881
SVB Financial Group (b)	186,673	21,568,198
		88,541,085

Research & Consulting Services–0.71%

CEB Inc.	238,044	16,267,927

Restaurants–5.68%

BJ’s Restaurants Inc. (b)	367,791	15,826,047
Brinker International, Inc.	304,346	16,029,904

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Restaurants–(continued)

Cheesecake Factory Inc. (The)	340,966	$ 18,398,525
Domino’s Pizza, Inc.	185,898	20,060,253
Dunkin’ Brands Group, Inc.	365,797	17,924,053
Jack in the Box Inc.	274,473	21,145,400
Texas Roadhouse, Inc.	535,129	19,906,799
		129,290,981

Semiconductor Equipment–0.59%

MKS Instruments, Inc.	398,935	13,376,291

Semiconductors–3.80%

Atmel Corp.	2,344,322	18,918,679
Cavium Inc. (b)	303,095	18,600,940
Monolithic Power Systems Inc.	377,957	19,351,398
Power Integrations, Inc.	355,373	14,986,079
Silicon Laboratories Inc. (b)	355,649	14,773,660
		86,630,756

Specialized REIT’s–0.72%

Corrections Corp. of America	552,975	16,334,881

Specialty Chemicals–0.74%

PolyOne Corp.	576,899	16,926,217

Specialty Stores–0.57%

Five Below, Inc. (b)	388,175	13,034,917

Steel–0.33%

Carpenter Technology Corp.	254,667	7,581,437

Systems Software–1.83%

CommVault Systems, Inc. (b)	403,305	13,696,238
Proofpoint, Inc. (b)	240,773	14,523,427
Qualys, Inc. (b)	470,088	13,378,705
		41,598,370

Technology Distributors–0.92%

SYNNEX Corp.	246,451	20,963,122

	Shares	Value

Technology Hardware, Storage & Peripherals–0.57%

Cray, Inc. (b)	654,590	$ 12,967,428

Trading Companies & Distributors–0.96%

Watsco, Inc.	185,196	21,942,022

Trucking–2.05%

Knight Transportation, Inc.	806,817	19,363,608
Old Dominion Freight Line, Inc. (b)	238,657	14,558,077
Swift Transportation Co. (b)	848,975	12,751,604
		46,673,289

Wireless Telecommunication Services–1.41%

SBA Communications Corp. - Class A (b)	307,310	32,187,649
Total Common Stocks & Other Equity Interests (Cost $1,670,724,909)		2,193,968,168

Money Market Funds–2.64%

Liquid Assets Portfolio –Institutional Class, 0.16% (d)	30,118,062	30,118,062
Premier Portfolio –Institutional Class, 0.10% (d)	30,118,063	30,118,063
Total Money Market Funds (Cost $60,236,125)		60,236,125
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.96% (Cost $1,730,961,034)		2,254,204,293

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.62%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $59,582,545) (d)(e)	59,582,545	59,582,545
TOTAL INVESTMENTS–101.58% (Cost $1,790,543,579)		2,313,786,838
OTHER ASSETS LESS LIABILITIES–(1.58)%		(35,971,962)
NET ASSETS–100.00%		$ 2,277,814,876

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

	Gross Amount of Securities on	Cash Collateral Received for
Counterparty	Loan at Value	Securities Loaned*	Net Amount
Brown Brothers Harriman	$59,409,791	$(59,409,791)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $546,674,274 and $552,304,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 667,460,832
Aggregate unrealized (depreciation) of investment securities	(144,558,094)
Net unrealized appreciation of investment securities	$ 522,902,738
Cost of investments for tax purposes is $1,790,884,100.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-USM-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–104.02%

Collateralized Mortgage Obligations–10.88%

Fannie Mae Grantor Trust 7.50%, 01/19/39	$447,286	$ 492,711
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/24	269,040	45,875
8.00%, 05/25/30	1,078,302	288,208
7.50%, 01/25/32	350,099	64,739
Fannie Mae REMICs, 2.00%, 06/25/19	481,013	485,785
7.00%, 09/25/32	367,580	424,871
6.56%, 06/25/39(a)	1,382,876	1,630,084
3.50%, 09/25/44	5,669,170	5,741,412
3.00%, 05/25/45	2,196,174	2,149,389
Fannie Mae REMICs, IO, 4.50%, 11/25/23	6,666,308	294,212
3.00%, 10/25/26 to 02/25/28	43,796,247	4,309,998
8.00%, 08/18/27 to 09/18/27	1,258,369	235,777
6.00%, 05/25/33	48,169	11,733
7.00%, 05/25/33	1,041,659	210,942
3.50%, 08/25/42	2,166,968	298,477
1.83%, 03/25/43(a)	21,616,641	1,714,587
Freddie Mac REMICs, 4.50%, 06/15/18	148,850	154,191
3.00%, 10/15/18 to 03/15/35	3,913,540	3,969,473
3.75%, 10/15/18	85,530	85,653
Freddie Mac REMICs, IO, 3.00%, 09/15/25	6,866,433	390,243
2.50%, 09/15/27	4,409,573	394,716
1.72%, 04/15/38(a)	14,500,097	1,065,835
1.85%, 02/15/39(a)	12,620,564	1,128,042
1.89%, 12/15/39(a)	27,586,426	2,281,160
4.00%, 12/15/41	3,238,977	353,866
Freddie Mac REMICs, PO, 1.24%, 01/15/24	752,020	751,970
Freddie Mac STRIPS, IO, 8.00%, 06/15/31	1,583,938	443,210
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/43	2,423,231	2,889,222
Ginnie Mae REMICs, 5.87%, 01/20/39(a)	2,682,292	3,060,336
4.51%, 07/20/41(a)	4,232,653	4,546,533
1.73%, 09/20/41(a)	3,431,553	3,590,547
2.50%, 10/20/43	1,049,031	888,058
Ginnie Mae REMICs, IO, 1.59%, 09/20/64(a)	7,486,157	777,812
1.64%, 11/20/64(a)	4,939,344	534,067
1.69%, 12/20/64(a)	12,634,797	1,362,195
		47,065,929

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–31.56%

Pass Through Ctfs., 8.50%, 01/01/17 to 08/01/31	$464,678	$ 582,870
5.00%, 10/01/18 to 06/01/40	11,401,907	12,574,774
7.50%, 01/01/20 to 05/01/35	534,267	641,239
3.50%, 08/01/26 to 09/01/45	11,382,787	11,905,049
6.50%, 05/01/28 to 08/01/33	709,153	811,410
6.00%, 03/01/29	6,390	7,297
8.00%, 08/01/32	338,033	423,136
5.50%, 12/01/36	461,104	511,097
4.50%, 05/01/38 to 02/01/42	29,978,884	32,670,640
5.35%, 07/01/38 to 10/17/38	3,394,498	3,778,382
5.80%, 10/01/38 to 01/20/39	1,968,010	2,229,530
5.45%, 11/25/38	3,373,328	3,759,849
4.00%, 06/01/42	6,824,895	7,327,346
Pass Through Ctfs., ARM, 2.54%, 07/01/36(a)	2,898,848	3,084,122
2.67%, 02/01/37(a)	284,487	304,453
2.79%, 03/01/37(a)	1,176,534	1,264,002
2.56%, 05/01/37(a)	1,284,193	1,373,254
2.53%, 11/01/37(a)	3,013,702	3,219,676
2.66%, 01/01/38(a)	467,180	499,612
3.51%, 03/01/41(a)	362,705	384,027
Pass Through Ctfs., TBA, 3.00%, 10/01/45(b)	23,200,000	23,439,800
3.50%, 10/01/45(b)	11,200,000	11,654,125
4.00%, 10/01/45(b)	13,200,000	14,052,480
		136,498,170

Federal National Mortgage Association (FNMA)–49.01%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	843,269	1,003,983
7.00%, 02/01/18 to 12/01/33	463,108	499,186
4.50%, 05/01/19 to 10/01/41	15,326,895	16,470,459
8.00%, 07/01/20 to 04/01/33	757,594	942,161
6.50%, 06/01/22 to 11/01/38	4,574,895	5,251,255
5.50%, 11/01/22 to 04/01/38	13,997,290	15,807,051
4.00%, 06/01/24 to 02/01/45	23,533,513	25,266,228
5.00%, 06/01/27 to 01/01/41	9,622,431	10,628,845
9.50%, 04/01/30	101,006	117,701
5.63%, 08/01/32	543,105	635,360
8.50%, 10/01/32	637,838	818,427
6.00%, 12/01/35 to 05/01/40	4,747,363	5,364,615
5.45%, 01/01/38	740,639	832,172
3.50%, 11/01/42 to 04/01/45	7,363,592	7,711,773
3.00%, 04/01/43	3,455,166	3,513,695
Pass Through Ctfs., ARM, 2.34%, 03/01/38(a)	455,851	485,836
1.95%, 02/01/39(a)	4,532,703	4,769,040
3.03%, 08/01/42(a)	1,444,740	1,503,143
2.26%, 07/01/43(a)	3,939,972	4,006,254
2.67%, 09/01/43(a)	2,068,093	2,135,146

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., TBA, 2.50%, 10/01/30(b)	$21,000,000	$ 21,410,483
3.00%, 10/01/30 to 10/01/45(b)	36,200,000	37,037,896
3.50%, 10/01/45(b)	31,300,000	32,653,234
4.00%, 10/01/45(b)	12,270,000	13,089,122
		211,953,065

Government National Mortgage Association (GNMA)–12.57%

Pass Through Ctfs., 9.50%, 06/15/16 to 08/15/22	252,132	256,756
8.00%, 08/15/16 to 12/15/21	206,761	211,266
8.50%, 02/20/17	381	394
9.00%, 09/15/17 to 08/15/24	497,426	509,861
7.00%, 08/15/22 to 01/15/29	407,330	440,979
6.50%, 04/15/26 to 11/15/28	217,537	249,626
6.00%, 01/15/28 to 04/20/29	583,679	658,454
5.50%, 05/15/33 to 10/15/34	1,218,674	1,386,468
5.00%, 11/20/37	1,977,840	2,182,169
Pass Through Ctfs., TBA, 3.50%, 10/01/45(b)	31,500,000	33,007,316
4.00%, 10/01/45(b)	14,500,000	15,449,583
		54,352,872
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $444,183,145)		449,870,036

Asset-Backed Securities–38.77%

Agate Bay Mortgage Trust, Series 2015-4, Class A4, Variable Rate Pass Through Ctfs., 3.50%, 06/25/45(a)(c)	4,912,527	4,988,325
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.54%, 06/25/45(a)	1,277,357	1,268,854
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A, Pass Through Ctfs., 0.72%, 04/09/18	3,591,339	3,586,396
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,110,304
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	177,406	168,808
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(a)	1,451,991	1,461,521
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	210,441	210,368
Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/42	100,661	100,802
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.52%, 03/11/39(a)	2,564,504	2,576,517
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.62%, 04/12/38(a)(c)	1,750,000	1,813,221

	Principal
	Amount	Value
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.54%, 02/21/17(a)	$4,630,597	$ 4,631,470
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.19%, 10/15/23(a)(c)	2,803,805	2,807,973
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.41%, 02/15/31(a)(c)	3,000,000	2,980,449
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.45%, 12/25/35(a)	78,044	71,172
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.73%, 02/25/35(a)	722,777	688,813
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.68%, 09/25/34(a)	3,192,139	3,153,243
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.26%, 08/25/34(a)	661,451	657,979
Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.63%, 03/25/36(a)	152,663	143,725
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	1,561,751	1,585,177
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.42%, 08/25/36(a)(c)	2,192,775	2,207,298
Commercial Mortgage Trust, Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.41%, 08/10/46(a)	46,938,681	2,999,476
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 0.90%, 08/10/55(a)	45,761,910	2,921,166
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, Pass Through Ctfs., 5.10%, 08/15/38	287,424	287,192
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.59%, 08/25/43(a)(c)	5,330,885	5,291,000
Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.11%, 03/15/17(a)(c)	2,500,000	2,488,938
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/45(c)	4,746,457	4,825,598
Fifth Third Auto Trust, Series 2014-3, Class A2A, Pass Through Ctfs., 0.57%, 05/15/17	2,265,182	2,265,031
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.46%, 07/25/37(a)	88,628	75,964

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal
	Amount	Value
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Pass Through Ctfs., 2.50%, 06/24/49(c)	$2,000,000	$ 1,942,866
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	4,000,000	4,110,596
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.62%, 06/25/35(a)	1,937,555	1,898,920
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(a)	1,444,329	1,376,622
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/44(a)(c)	5,547,781	5,846,058
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/45(c)	7,536,718	7,659,736
Series 2015-5, Class A2, Floating Rate Pass Through Ctfs., 2.91%, 05/25/45(a)(c)	4,896,059	4,955,409
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.74%, 07/26/36(a)(c)	2,741,405	2,751,181
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37(c)	732,366	753,348
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $5,387,647) (c)	5,205,456	5,464,104
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, kClass A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $8,469,612) (a)(c)	8,186,362	8,535,101
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	2,191,371	2,193,341
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	3,350,000	3,366,725
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.45%, 11/25/35(a)	3,352,665	3,049,054
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 04/25/36(a)	106,039	69,915
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.03%, 04/25/29(a)	917,717	877,155
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.23%, 11/25/35(a)	1,305,064	1,282,008
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.65%, 03/25/30(a)	1,573,665	1,536,161

	Principal
	Amount	Value
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.11%, 01/20/27(a)(c)	$5,000,000	$ 4,983,663
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 2.91%, 07/14/34(a)(c)	3,345,000	3,351,998
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 02/25/46(a)	66,698	31,158
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.57%, 01/26/36(a)(c)	1,153,368	1,160,561
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.25%, 07/26/45 (Acquired 01/31/11; Cost $2,573,258)(a)(c)	2,582,028	2,583,887
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	2,298,265	2,235,601
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/43(c)	3,602,854	3,725,124
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.44%, 06/25/34(a)	3,761,340	3,770,235
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 09/25/34(a)	771,536	671,237
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.43%, 01/25/35(a)	661,262	631,879
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 05/25/45(a)	1,728,537	1,530,156
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.49%, 11/25/32(a)	232,228	210,912
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/21	5,000,000	5,010,483
Towd Point Mortgage Trust, Series 2015- 4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/26/55(a)(c)	2,000,000	2,039,378
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.45%, 10/15/44(a)	1,015,338	1,014,512
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.43%, 10/25/35(a)	6,142,199	5,932,084
Series 2007-HY2, Class 2A1, Floating Rate Pass Through Ctfs., 2.52%, 11/25/36(a)	313,117	276,897

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal
	Amount	Value
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/34(a)	$2,552,143	$ 2,564,671
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(a)	343,222	350,102
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.71%, 04/25/36(a)	1,779,745	1,744,284
WinWater Mortgage Loan Trust, Series 2015-4, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 06/20/45(a)(c)	4,759,421	4,817,314
Total Asset-Backed Securities (Cost $166,008,031)		167,671,216

Structured Agency Credit Risk Notes (STACR)–0.56%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.39%, 02/25/24(a) (d) (Cost $2,415,996)	2,400,000	2,419,175

U.S. Treasury Securities–0.34%

U.S. Treasury Bills–0.10%

0.25%, 05/26/16(e)	450,000	449,747

U.S. Treasury Notes–0.24%

3.25%, 12/31/16(f)	1,000,000	1,034,438
Total U.S. Treasury Securities (Cost $1,454,340)		1,484,185

	Shares

Money Market Funds–5.02%

Liquid Assets Portfolio –Institutional Class, 0.16% (g)	10,854,021	10,854,021
Premier Portfolio –Institutional Class, 0.10% (g)	10,854,020	10,854,020
Total Money Market Funds (Cost $21,708,041)		21,708,041
TOTAL INVESTMENTS–148.71% (Cost $635,769,553)		643,152,653
OTHER ASSETS LESS LIABILITIES–(48.71)%		(210,676,662)
NET ASSETS–100.00%		$ 432,475,991

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

CLO	—Collateralized Loan Obligation

Ctfs.	—Certificates

IO	—Interest Only

PO	—Principal Only

REMICs	—Real Estate Mortgage Investment Conduits

STRIPS	—Separately Traded Registered Interest and Principal Security

TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $98,034,736, which represented 22.67% of the Fund’s Net Assets.

(d)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)
changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Mortgage Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$21,708,041	$—	$—	$21,708,041
U.S. Treasury Securities	—	1,484,185	—	1,484,185
U.S. Government Sponsored Agency Securities	—	449,870,036	—	449,870,036
Asset-Backed Securities	—	167,671,216	—	167,671,216
Structured Agency Credit Risk Notes	—	2,419,175	—	2,419,175
	21,708,041	621,444,612	—	643,152,653
Futures Contracts*	(121,474)	—	—	(121,474)
Total Investments	$21,586,567	$621,444,612	$—	$643,031,179

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$ 2,759	$ (124,233)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures Contracts
Realized Gain (Loss):
Interest rate risk	$(1,239,839)
Change in Unrealized Net Appreciation :
Interest rate risk	124,768
Total	$(1,115,071)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$77,870,941

	Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	106	December-2015	$(23,217,313)	$ (26,727)
U.S. Treasury 10 Year Notes	Short	141	December-2015	(18,151,547)	(85,307)
U.S. Treasury 30 Year Bonds	Short	77	December-2015	(12,115,469)	(12,199)
U.S. Treasury 5 Year Notes	Long	3	December-2015	361,547	2,759
Total Futures Contracts - Interest Rate Risk					$ (121,474)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $2,446,711,351 and $2,461,064,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,119,011
Aggregate unrealized (depreciation) of investment securities	(3,761,310)
Net unrealized appreciation of investment securities	$7,357,701
Cost of investments for tax purposes is $635,794,952.

Item 2.	Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 27, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.